PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of March 31, 2022 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.2%)
FedEx Corp.	514,788	119,116,795

Banks (2.3%)
Bank of America Corp. [l]	3,000,000	123,660,000

Beverages (2.8%)
PepsiCo Inc.	915,459	153,229,527

Biotechnology (10.2%)
Biogen Inc. l q	452,053	95,202,362
BioMarin Pharmaceutical Inc. [q]	1,059,846	81,714,127
Gilead Sciences Inc.	1,949,610	115,904,315
Moderna Inc. [q]	599,840	103,328,438
Vertex Pharmaceuticals Inc. [q]	571,485	149,140,441

		545,289,683

Capital Markets (8.5%)
S&P Global Inc.	331,514	135,980,413
The Bank of New York Mellon Corp. [l]	2,444,145	121,302,916
The Charles Schwab Corp.	2,360,908	199,048,153

		456,331,482

Communications Equipment (3.1%)
Cisco Systems Inc. [l]	3,000,000	167,280,000

Consumer Finance (5.8%)
American Express Co. [l]	724,738	135,526,006
Capital One Financial Corp.	700,000	91,903,000
Discover Financial Services	800,869	88,247,755

		315,676,761

Diversified Telecommunication Services (3.3%)
Verizon Communications Inc.	3,521,415	179,380,880

Equity Real Estate Investment Trusts (2.2%)
Simon Property Group Inc. [l]	913,815	120,221,501

Food & Staples Retailing (3.0%)
Sysco Corp.	1,975,976	161,338,441

Health Care Equipment & Supplies (2.1%)
Becton, Dickinson and Co.	419,352	111,547,632

Equities	Shares	Market Value ($)
Health Care Technology (1.2%)
Cerner Corp.	673,872	63,047,464

Household Durables (1.5%)
D.R. Horton Inc.	1,057,546	78,797,752

Insurance (2.3%)
The Progressive Corp.	1,105,217	125,983,686

Interactive Media & Services (2.1%)
Alphabet Inc., Class A [q]	40,000	111,254,000

IT Services (9.4%)
Accenture plc, Class A	231,254	77,985,786
Global Payments Inc.	1,128,745	154,457,466
Mastercard Inc., Class A	300,000	107,214,000
Paychex Inc.	841,205	114,799,246
PayPal Holdings Inc. [q]	451,151	52,175,613

		506,632,111

Life Sciences Tools & Services (2.5%)
Agilent Technologies Inc.	1,000,000	132,330,000

Machinery (3.1%)
Cummins Inc.	455,464	93,420,221
Stanley Black & Decker Inc.	535,107	74,802,608

		168,222,829

Media (2.0%)
Comcast Corp., Class A	2,256,901	105,668,105

Pharmaceuticals (5.5%)
Merck & Co., Inc.	2,306,548	189,252,264
Novartis AG (ADR)	1,242,128	108,996,732

		298,248,996

Road & Rail (1.8%)
Union Pacific Corp.	343,705	93,903,643

Semiconductors & Semiconductor Equipment (7.0%)
Applied Materials Inc.	763,434	100,620,601
Intel Corp.	3,297,764	163,437,184
Micron Technology Inc.	1,450,399	112,971,578

		377,029,363

Software (3.6%)
Microsoft Corp.	369,967	114,064,526
VMware Inc., Class A	727,616	82,853,634

		196,918,160

Specialty Retail (1.3%)
The Gap Inc.	5,067,768	71,354,173

Technology Hardware, Storage & Peripherals (4.5%)
Apple Inc.	763,681	133,346,340
Western Digital Corp. [q]	2,100,000	104,265,000

		237,611,340

Textiles, Apparel & Luxury Goods (3.6%)
Hanesbrands Inc.	7,512,685	111,863,880
VF Corp. [l]	1,382,333	78,599,454

		190,463,334

Equities			Shares	Market Value ($)
Trading Companies & Distributors (2.0%)
W.W. Grainger Inc.			207,565	107,059,951

Total investment in equities (98.9%) (cost $4,319,771,162)				5,317,597,609

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) a
Citizens Trust Bank	0.05%	10/06/2022	250,000	244,835
Community Vision Capital & Consulting	0.50%	03/31/2023	250,000	235,041
Self-Help Federal Credit Union	0.40%	02/25/2023	250,000	240,959

				720,835

Certificates of Deposit Account Registry Service (0.0%) a
CDARS agreement with Beneficial State Bank, dated 03/17/2022 Participating depository institutions: Chambers Bank, par 23,000; Legacy Bank & Trust Company, par 238,500; Prime Alliance Bank, par 238,500; (cost $480,810)	0.73%	03/16/2023	500,000	480,810

Community Development Loans (0.0%) a
Root Capital Inc.	1.00%	02/01/2023	100,000	98,323

Time Deposits (1.3%)
Sumitomo, Tokyo	0.15%	04/01/2022	70,446,519	70,446,519

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.15%			1,076,880

Total short-term securities (1.3%) (cost $72,823,367)				72,823,367

Total securities (100.2%) (cost $4,392,594,529)				5,390,420,976

Payable upon return of securities loaned (0.0%)				(1,076,880)

Other assets and liabilities (-0.2%)				(10,545,351)

Total net assets (100.0%)				5,378,798,745

l	This security, or partial position of this security, was on loan at March 31, 2022. The total value of the securities on loan at March 31, 2022 was $1,055,297.
q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company
ADR	American Depository Receipt